Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Summary of settlement agreement
Theorem Group	$303,726.40
East Venture	$112,788.48
Kasower	$500,078.58
SV Booth	$294,245.54